IRA Ideal!


                         Defined Asset Funds (SM)








               Concept Series
                  Utility Portfolio 2








                                             A DEFENSIVE STRATEGY
                                             TO GENERATE INCOME






                                                    MORGAN STANLEY DEAN WITTER

The Power of Electric Utilities in One Convenient Portfolio --

The Defined Asset Funds (SM) Utility Portfolio 2



THE ATTRACTION OF UTILITIES

For years, utility stocks have provided a dependable stream of dividend income. They are also an attractive defensive income investment -- since utility usage is traditionally steady, stock prices generally are not significantly affected by changes in general economic conditions. What's more, industry deregulation and restructuring has emphasized a need for cost containment and improved cash flow. In addition, many utilities are reinventing themselves through consolidation, divestitures and the creation of new businesses.

FINANCIAL POWER

We all want it. The key is attaining it. One approach is through an investment that seeks current dividend income and potential dividend increases as well as capital appreciation.

THE PORTFOLIO

The Utility Portfolio seeks to provide monthly income and an opportunity for rising income and capital appreciation by investing in electric utility common stocks believed to have the potential to increase future dividends.(1) It is powered by the 15 highest dividend-yielding stocks from among a list of professionally selected electric utility stocks.

THE SELECTION PROCESS

The Utility Portfolio contains 15 of the highest dividend-yielding utility stocks which have been selected based on the following criteria:

o 50-year history of uninterrupted dividend payments.

o No dividend cuts over the past ten years.

------------
(1) The value of common stocks fluctuates and dividends are subject to declaration by the issuers.

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o Record of raising dividends during the past ten years.

o Potential for future dividend increases.

o Average or better investment risk ratings.

o Bond agency rating of A or better.

The result is a diversified portfolio within the electric utility sector.

DEFINED ASSET FUNDS -- TIME IN THE MARKET

We believe that the disciplined strategy of buying and holding with a long-term view can help in meeting our investors' needs. For income, for growth or for total return, time in the market can be an effective strategy for growing your portfolio, and this philosophy is the cornerstone of Defined Asset Funds.

BUY WITH KNOWLEDGE -- HOLD WITH CONFIDENCE

This Defined Asset Fund is a convenient way to invest in a diversified portfolio of utility companies. The Portfolio follows a buy and hold investment strategy of selecting these stocks and holding them for a two-year period. However, each stock is reviewed regularly and can be sold in the event that its retention is detrimental to investors. At the end of two years, the screening process is reapplied and a new Portfolio may be selected. You can choose to reinvest into another Portfolio, if available, or redeem your investment.

DEFINED ADVANTAGES

o Diversification among 15 electric utility industry stocks.

o A defined two-year term.

o Monthly Income -- not quarterly like the stocks themselves.

o Option to reinvest income distributions at a reduced sales charge.

o A minimum investment of $250.

o Daily Liquidity (at a price based on the then-current net asset value which may be more or less than your original cost).

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



Units of the Trust are not insured by the Federal Deposit Insurance Corp.
(FDIC) and are not obligations of, endorsed by, deposits in or guaranteed by any bank. Investments in Unit Investment Trusts and other products are subject to investment risk, including the possible loss of the principal amount invested.

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



A DEFINED PORTFOLIO

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        Company                Symbol                     Research Opinion
------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.          AYE       Already one of the lowest cost generators in the eastern
                                          U.S. with a diverse customer base among five states, this
                                          utility's 1996 streamlining restructuring should make it a formidable regional competitor.  This holding company
                                          is also branching out into a joint venture to build a
                                          central Pennsylvania fiber optic network.  Dividends
                                          have increased for the past 37 years.
------------------------------------------------------------------------------------------------------
Ameren Corporation              AEE       Formed last year by the merger of Missouri's largest
                                          utility, Union Electric and Illinois' CIPSCO, this holding company is now among the top 20 U.S. utilities.  The
                                          merger of American Electric Power and Central & South
                                          West could be favorable to Ameren as it has the only
                                          transmission line connecting those utilities.  Dividends
                                          have increased for the past 19 years.
------------------------------------------------------------------------------------------------------
American Electric               AEP       One of the largest electric utility holding companies in
Power Company, Inc.                       the U.S. serving almost seven million people in seven
                                          Midwestern states.  It is attempting to establish itself as a national electricity brand name.  A proposed merger with
                                          Central & South West will create a utility running from
                                          Canada to Mexico and form an energy trading and
                                          marketing subsidiary.  It also has a joint venture in an
                                          interstate fiber optic system and utility investments in the
                                          U.K., China and Australia.
------------------------------------------------------------------------------------------------------
Baltimore Gas &                 BGE       This electric and gas utility is located in a strategic area
Electric Company                          of the country to provide power transmission and have
                                          low electric rates, efficient nuclear operations and a solid financial structure.  Baltimore Gas & Electric has
                                          consistently raised the dividend for the past seven years.
------------------------------------------------------------------------------------------------------
Dominion Resources,              D        This holding company for Virginia Electric Power
Inc.                                      provides low cost electricity from a diversified fuel mix
                                          to much of Virginia which has one of the most vibrant
                                          and stable economies in the nation.  Revenues are
                                          diversified from domestic and international non-utility
                                          electric power generation projects and financial services.
------------------------------------------------------------------------------------------------------
Empire District Electric        EDE       Supplies electricity in a 10,000 square mile area
Company                                   encompassing the rural Ozark area of Southwestern
                                          Missouri, Southeastern Kansas, Northeastern Oklahoma
                                          and Northwestern Arkansas.  It also provides water
                                          service to three towns in Missouri.  Dividends have
                                          increased in five of the last ten years.
------------------------------------------------------------------------------------------------------

                                       5
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------------------------------------------------------------------------------------------------------
Idacorp. Inc.                   IDA       This holding company for Idaho Power has the lowest
                                          cost generation in the entire country derived primarily
                                          from 17 hydroelectric plants along the Snake River.
                                          Idacorp is diversifying into domestic marketing,
                                          international expertise on its renewable energy
                                          technology, independent power projects outside Idaho,
                                          joint venture with four co-ops to provide both satellite
                                          TV and combining power operations, natural gas trading
                                          and seeking low cost housing tax credits.
------------------------------------------------------------------------------------------------------
Interstate Energy               LNT       Interstate Energy was recently formed by the three-way
Corporation                               merger of WPL Holdings, IES Industries and Interstate
                                          Power that now encompasses four states.  The utility also
                                          benefits from a healthy service area and highly
                                          competitive rates.  The combined utility has several
                                          diversified activities including a $30 million
                                          telecommunications company now worth over $400
                                          million, an energy marketing joint-venture with the
                                          commodity firm Cargill, cogeneration projects in China,
                                          oil and gas business and railroad investments.
------------------------------------------------------------------------------------------------------
Minnesota Power, Inc.           MPL       This operating public utility has operations in four
                                          business areas: electric utility operations including
                                          electric, gas and coal mining; water utility operations;
                                          automobile auctions and investments.  Electric sales are
                                          heavily dependent on industrial customers, especially
                                          steel.  Diversification into non-utility investments now
                                          account for 56% of net income.
------------------------------------------------------------------------------------------------------
New Century Energies,           NCE       This holding company was formed in August, 1997 with
Inc.                                      the merger of Public Service Company of Colorado and
                                          Southwestern Public Service Company.  New Century is
                                          a non-nuclear low cost producer of electricity.  It has an above average 3% customer demand growth.
------------------------------------------------------------------------------------------------------
New England Electric            NES       New England's second largest utility, this holding
System                                    company is undergoing major structural changes ahead
                                          of the industry into a reduced risk, low-cost regional
                                          electric distribution company.  It is selling all of its non-
                                          nuclear generation for $1.6 billion (at a 45% premium)
                                          and redeploying the funds into doubling its distribution
                                          system in the region, repurchasing common stock and
                                          acquiring other businesses.
------------------------------------------------------------------------------------------------------

                                       6


------------------------------------------------------------------------------------------------------
Northern States Power           NSP       This company and its wholly owned subsidiary, Northern
Company                                   States Power Company-Wisconsin, provide electric and
                                          gas service to customers in Minnesota, Wisconsin, North
                                          Dakota, South Dakota and Michigan.  The predominant
                                          portion of the company's sales are in the Minneapolis/St.
                                          Paul area.  It is one of the largest Midwestern electric
                                          utilities.
------------------------------------------------------------------------------------------------------
Sempra Energy                   SRE       The holding company for Enova and Pacific Enterprises.
                                          Sempra is in the forefront of the convergence of
                                          electricity and natural gas that is expected to add to its customer base while increasing earnings growth.  The
                                          utility has also benefited from a large concentration of
                                          stable residential customers, limited exposure to stranded assets, the lowest rates in the state and favorable terms of
                                          California's legislation restructuring the state's utilities.
------------------------------------------------------------------------------------------------------
Wisconsin Energy                WEC       This holding company for Wisconsin Electric Power is
Corporation                               also Wisconsin's largest electric utility.  The dividend
                                          has increased for 36 consecutive years.  Low cost power
                                          generation, a long history of supportive regulation,
                                          below industry debt levels, and a healthy service-area
                                          economy have supported this exceptional dividend
                                          history and likely annual dividend increases.
------------------------------------------------------------------------------------------------------
WPS Resources                   WPS       The parent company of Wisconsin Public Service has
Corporation                               increased the dividend 39 consecutive years due to
                                          having one of the nation's lowest rates, diversified fuel
                                          mix, healthy service area encompassing Green Bay,
                                          conservative finances and favorable regulatory climate's
                                          long history.  Future earnings growth should be helped
                                          by diversification into energy trading & marketing,
                                          investment in non-regulated independent power projects
                                          and restructuring in order to be well positioned for a
                                          competitive marketplace.
------------------------------------------------------------------------------------------------------

Defining Your Risks

The following are important facts to keep in mind when considering this investment. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

      o The Portfolio is designed for investors who can assume the risks associated with equity investments. It may not be appropriate for investors seeking preservation of capital.

      o The Portfolio is concentrated in common stocks of issuers in the domestic electric utility industry.

      o There can be no assurance that the Portfolio will meet its objective, that dividend rates will be maintained or that stock prices will not decrease.

      o The value of your investment will fluctuate with the prices of the underlying stocks.

      o These stocks may have higher yields because they are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which caused these relatively low prices and high yields will change.

A Tax-Efficient Structure

Dividends and any net capital gains will be subject to tax based on receipt by the Portfolio. Gains on assets held for over a year are subject to a maximum federal tax rate of 20% for individuals. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of seven monthly payments of $2.50 per 1,000 units, deducted from the Portfolio's net asset value each year of the Portfolio's two-year life ($35.00 total).

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------------------------------------------------------------------------------
                                            As a % of           Est. Amount
                                      Public Offering Price    Per 1,000 Units
------------------------------------------------------------------------------
Initial Sales Charge                  1.00%                    $10.00
------------------------------------------------------------------------------
Deferred Sales Charge Year 1          1.75%                    $17.50
------------------------------------------------------------------------------
Deferred Sales Charge Year 2          1.75%                    $17.50
                                      =======                  ========
------------------------------------------------------------------------------
Maximum Sales Charge                  4.50%                    $45.00
------------------------------------------------------------------------------
Estimated Annual Operating Expenses
(as a % of net assets)                0.156%                   $ 1.54
------------------------------------------------------------------------------
Estimated Organization Costs                                   $ 1.29
------------------------------------------------------------------------------


If you sell your investments before the final deferred sales charge installment in either the first or second year, the remaining deferred sales charge for that year will be deducted, along with the estimated costs of selling Portfolio securities. If you roll over to a successor Portfolio, if available, the initial sales charge of 1% will be waived. You will only pay the deferred charge and operating expenses on that Portfolio.

Volume Purchase Discounts

For large purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

------------------------------------------------------------------
             Amount                   Total Sales Charge as a % of
            Purchased                     Public Offering Price
------------------------------------------------------------------
Less than $50,000                                 4.50%
------------------------------------------------------------------
$50,000 to $99,999                                4.25%
------------------------------------------------------------------
$100,000 to $249,999                              3.75%
------------------------------------------------------------------
$250,000 to $999,999                              3.50%
------------------------------------------------------------------
$1,000,000 or more                                2.75%
------------------------------------------------------------------

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



Turn on the Power of Electric Utilities Today!

You can get started today with the Utility Portfolio 2 for about $250. Call your financial professional for a free prospectus containing more complete information, including all risks, charges and expenses.
Please read it carefully before you invest or send money.


Defined Asset Funds (SM)
Buy With Knowledge . Hold With Confidence

EQUITY INVESTOR FUNDS
Other Concept Series
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Premier World Portfolio
Real Estate Income Fund
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Select Series
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Select Standard & Poor's Intrinsic Value Portfolio

Index Series
S&P 500 Index Trust
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FIXED-INCOME FUNDS
Corporate Funds
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                                                              CLF #3722, 11/98

Morgan Stanley Dean Witter is a service mark of Morgan Stanley Dean Witter & Co. Services are offered through Dean Witter Reynolds Inc., member SIPC